Earnings per share - Summary of Basic and Diluted Earnings Per Share (Detail) - £ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Basic earnings per share from continuing operations	£ 1.108	£ 0.829	£ 1.224
Basic earnings per share from discontinued operations	2.606	0.267	0.22
Total basic earnings per share	3.714	1.096	1.444
Diluted earnings per share from continuing operations	1.092	0.818	1.209
Diluted earnings per share from discontinued operations	2.57	0.264	0.217
Total diluted earnings per share	£ 3.662	£ 1.082	£ 1.426